CONTRACTUAL RIGHTS AND OBLIGATIONS - Contractual rights (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	$ 13.7
2020
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	12.6
2021
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	1.1
2022
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
2023
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
2024
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
Thereafter
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
Vessel [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	13.7
Vessel [Member] | 2020
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	12.6
Vessel [Member] | 2021
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	1.1
Vessel [Member] | 2022
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
Vessel [Member] | 2023
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
Vessel [Member] | 2024
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
Vessel [Member] | Thereafter
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	$ 0.0